BORROWINGS - Supplemental Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash Flows	$ 166
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	3,477	$ 3,526
Cash Flows	166	171
Foreign Exchange Movement	(87)	(220)
Ending balance	$ 3,556	$ 3,477